Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	GMO TRUST
Prospectus Date	rr_ProspectusDate	Jun. 30, 2016
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Supplement dated October 11, 2016 to the
GMO Trust Multi-Class Prospectus and Statement of Additional Information, dated June 30, 2016

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

With respect to the GMO Debt Opportunities Fund (the "Fund"), the Board of Trustees of GMO Trust has approved: (1) a change in the Fund's name to "GMO Opportunistic Income Fund"; (2) the elimination of the following "name policy" from the Fund's principal investment strategies because the policy will no longer be required by Rule 35d-1 under the Investment Company Act of 1940, as amended: "Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments"; and (3) a change in the Fund's investment objective from "positive total return" to "capital appreciation and current income." The changes and elimination of the name policy will become effective as of January 1, 2017.
GMO Debt Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	gmot_SupplementTextBlock
GMO TRUST

Supplement dated October 11, 2016 to the
GMO Trust Multi-Class Prospectus and Statement of Additional Information, dated June 30, 2016

IMPORTANT NOTICE REGARDING CHANGE IN INVESTMENT POLICY

With respect to the GMO Debt Opportunities Fund (the "Fund"), the Board of Trustees of GMO Trust has approved: (1) a change in the Fund's name to "GMO Opportunistic Income Fund"; (2) the elimination of the following "name policy" from the Fund's principal investment strategies because the policy will no longer be required by Rule 35d-1 under the Investment Company Act of 1940, as amended: "Under normal circumstances, the Fund invests directly and indirectly (e.g., through other GMO Funds or derivatives) at least 80% of its assets in debt investments"; and (3) a change in the Fund's investment objective from "positive total return" to "capital appreciation and current income." The changes and elimination of the name policy will become effective as of January 1, 2017.